Stock-Based Compensation (Details) - Schedule of Black-Scholes Option-Pricing Model Assumptions	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Schedule of Black-Scholes Option-Pricing Model Assumptions [Abstract]
Expected term minimum	4 years	3 years
Expected term maximum	5 years	5 years
Expected volatility minimum	57.53%	48.35%
Expected volatility maximum	58.56%	63.84%
Expected dividend rate	0.00%	0.00%
Risk-free rate minimum	3.55%	3.62%
Risk-free rate maximum	3.92%	4.21%